INTANGIBLE ASSETS - Narratives (Details) $ in Thousands	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2024 USD ($) item	Dec. 31, 2022 USD ($) item	Sep. 30, 2022 item	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($)	Jul. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)
Finite-Lived Intangible Assets
Number of abbreviated new drug applications | item	6	6	6		6
Estimated useful lives (in years)				1 year
Aggregate consideration on sale of intangible assets	$ 500
Gain (Loss)	$ 500			$ 479		$ (2,058)
Carrying Amount		$ 1,063		238	$ 1,839	1,063		$ 12,203
Impairment of intangible assets				696		8,724
Cost of intangible assets				2,457	2,302
License of FOLOTYN
Finite-Lived Intangible Assets
Carrying Amount					1,739
Cost of intangible assets				2,000	2,000		$ 2,000
Finite-lived intangible assets, remaining amortization period							23 months
Others
Finite-Lived Intangible Assets
Carrying Amount				238	100
Cost of intangible assets				$ 457	$ 302
Others | Minimum
Finite-Lived Intangible Assets
Estimated useful lives (in years)				5 years
Others | Maximum
Finite-Lived Intangible Assets
Estimated useful lives (in years)				10 years
Abbreviated New Drug Applications
Finite-Lived Intangible Assets
Intangible assets, fair value		$ 1,000				1,000
Impairment of intangible assets						$ 8,700